UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30 2005.

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one.):	[  ] is a restatement.
				[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5000 SW Meadows Rd, Ste 410
	   Lake Oswego, OR 97035
Form 13F File Number: 28-  not assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Walker
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Walker      Lake Oswego, OR     08/15/2005
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if n o holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      98

Form 13F Information Table Value Total:     105,730
               		                  (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no enties in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________






Auxier Asset Management LLC
Form 13F Information Table
30-June-2005



Title of

Value
SHRS
OR
Investm
ent
Other
Voting
Authority


Name of Issuer
Class
CUSIP
(x$10
00)
PRN
AMT
Discretio
n
Manager
s
Sole
Shared
None

AES CORP
COM
00130H105
340
"20,778"
SOLE
N/A
"20,778"
0
0

AON Corp
COM
037389103
641
"25,607"
Sole
N/A
"25,607"
0
0


Alkermes Inc
COM
01642t108
481
"36,350"
Sole
N/A
"36,350"
0
0

Alliance One Intl Inc
Com
018722103
2,126
"353,750"
Sole
N/A
"353,750"
0
0

Altria Group, Inc
COM
02209S103
6,170
"95,423"
Sole
N/A
"95,423"
0
0

Amazon Com Inc.
023135106
507
"15,325"
Sole
N/A
"15,325"
0
0

American Express Co.
COM
025816109
343
"6,444"
Sole
N/A
"6,444"
0
0

American Intl Group Inc.
COM
026874107
1,048
"18,033"
Sole
N/A
"18,033"
0
0

Amex Financial Select Spdr
SBI INT - FINL
81369y605
243
"8,250"
Sole
N/A
"8,250"
0
0

Amgen
Com
031162100
248
"4,100"
Sole
N/A
"4,100"
0
0

Anheuser-Busch Co Inc
Com
035229103
1,990
"43,500"
Sole
N/A
"43,500"
0
0

Assurant
Com
04621X108
487
"13,500"
Sole
N/A
"13,500"
0
0

AQUANTIVE
COM
03839G105
779
"43,980"
SOLE
N/A
"43,980"
0
0

Avon Products Inc
Com
054303102
284
"7,500"
Sole
N/A
"7,500"
0
0

Bank of America Corp.
Com
060505104
1,815
"39,784"
Sole
N/A
"39,784"
0
0

Baxter International Inc.
COM
071813109
382
"10,300"
Sole
N/A
"10,300"
0
0

Berkshire Hathaway Inc
CL B
08467207
462
"166"
Sole
N/A
"166"
0
0

BioScrip Inc
Com
09069N108
150
"25,041"
Sole
N/A
"25,041"
0
0

Bisys Group Inc.
COM
055472104
676
"45,250"
Sole
N/A
"45,250"
0
0

Boeing Co.
COM
097023105
512
"7,757"
Sole
N/A
"7,757"
0
0

Boston Scientific Corp
Com
101137107
2,414
"89,400"
Sole
N/A
"89,400"
0
0

BRISTOL MYERS SQUIBB CO.
COM
110122108
206
"8,228"
SOLE
N/A
"8,228"
0
0

CVS Corp
COM
126650100
2,366
"81,400"
Sole
N/A
"81,400"
0
0

Chevron Texaco Corp
COM
166764100
1,359
"24,307"
Sole
"24,307"
0
0

Cisco Sys Inc
COM
17275R102
284
"14,896"
Sole
N/A
"14,896"
0
0

Citigroup
COM
172967101
6,206
"134,233"
Sole
N/A
"134,233"
0
0

City Bank Lynnwood
COM
17770A109
579
"18,656"
Sole
N/A
"18,656"
0
0

Coca Cola Co
Com
191216100
2,913
"69,780"
Sole
N/A
"69,780"
0
0

Comcast Corp. A
COM
20030N101
473
"15,425"
Sole
N/A
"15,425"
0
0


Costco Whsl Corp New
COM
22160k105
1,492
"33,350"
Sole
N/A
"33,350"
0
0

Coventry Health Care Inc
Com
222862104
1,797
"25,395"
Sole
N/A
"25,395"
0
0

Cypress Semiconductor Corp.
Com
232806109
355
"28,200"
Sole
N/A
"28,200"
0
0

Diageo PLC
SPON ADR NEW
25243Q205
1,765
"29,758"
Sole
N/A
"29,758"
0
0

Directv Group Inc.
Com
25459L106
165
"10,629"
Sole
N/A
"10,629"
0
0

DR Horton Inc
Com
23331A109
203
"5,400"
Sole
N/A
"5,400"
0
0

Donnelley RR & Sons Co.
COM
257867101
679
"19,668"
Sole
N/A
"19,668"
0
0

Duke Energy Corp
COM
264399106
1,354
"45,560"
Sole
N/A
"45,560"
0
0

Efunds Corp
COM
28224R101
2,377
"132,155"
Sole
N/A
"132,155"
0
0

Electronic Data Sys New
COM
285661104
298
"15,500"
Sole
N/A
"15,500"
0
0

Express Scripts Inc
Com
302182100
1,642
"32,850"
Sole
N/A
"32,850"
0
0

Exxon Mobil Corp
COM
30231G102
763
"13,279"
Sole
N/A
"13,279"
0
0

Fair Isaac Corp
com
303250104
281
"7,700"
Sole
N/A
"7,700"
0
0

Family Dlr Stores Inc.
Com
307000109
1,321
"50,600"
Sole
N/A
"50,600"
0
0


First Data Corp.
Com
319963104
2,402
"59,843"
Sole
N/A
"59,843"
0
0

FirstFed Financial Corp
COM
337907109
757
"12,700"
Sole
N/A
"12,700"
0
0

Franklin Resources Inc.
COM
354613101
2,134
"27,725"
Sole
N/A
"27,725"
0
0

Federal Home Ln mtg Corp.
COM
313400301
241
"3,700"
Sole
N/A
"3,700"
0
0

General Electric Co.
COM
369604103
471
"13,579"
Sole
N/A
"13,579"
0
0

General Motors Corp
COM
370442105
479
"14,102"
Sole
N/A
"14,102"
0
0

Guidant Corp
COM
660
"9,800"
Sole
N/A
"9,800"
0
0

H&R Block Inc.
Com
09367105
697
"11,950"
Sole
N/A
"11,950"
0
0

Health Mgmt Assoc Inc. New
CL A
421933102
936
"35,750"
Sole
N/A
"35,750"
0
0

Hewlett Packard Co.
COM
428236103
1,234
"52,474"
Sole
N/A
"52,474"
0
0

Home Depot Inc
COM
437076102
250
"6,425"
Sole
N/A
"6,425"
0
0

Informatica Corp
Com
45666Q102
124
"14,834"
Sole
N/A
"14,834"
0
0


Intel Corp
COM
458140100
440
"16,905"
Sole
N/A
"16,905"
0
0

Interpublic Group Cos Inc.
COM
460690100
486
"39,940"
Sole
N/A
"39,940"
0
0

Interpublic Group Cos Inc.
PFD CONV SER A
460690308
935
"20,825"
Sole
N/A
"20,825"
0
0

J P Morgan Chase & Co.
COM
46625H100
452
"12,801"
Sole
N/A
"12,801"
0
0

Kroger Inc.
COM
501044101
1,960
"102,971"
Sole
N/A
"102,971"
0
0

Leapfrog Enterprises, Inc.
CL A
52186N106
173
"15,350"
Sole
N/A
"15,350"
0
0

Liberty Media Corp A
COM SER A
530718105
410
"40,196"
Sole
N/A
"40,196"
0
0

Marsh & Mclennan Cos Inc
Com
571748102
1,278
"46,150"
Sole
N/A
"46,150"
0
0

MBNA Corp
Com
55262L100
502
"19,200"
Sole
N/A
"19,200"
0
0

Maximus, Inc.
COM
577933104
1,341
"38,000"
Sole
N/A
"38,000"
0
0

Merck & Co. Inc
COM
589331107
1,139
"36,968"
Sole
N/A
"36,968"
0
0

Microsoft Corp
COM
594918104
2,731
"109,955"
Sole
N/A
"109,955"
0
0

Morgan Stanley Dean Witter Co.
COM New
617446448
795
"15,150"
Sole
N/A
"15,150"
0
0

Motorola Inc.
COM
620076109
888
"48,632"
Sole
N/A
"48,632"
0
0

Oracle Corp
COM
68389X105
348
"26,334"
Sole
N/A
"26,334"
0
0

PMI Group Inc.
COM
69344M101
232
"5,962"
Sole
N/A
"5,962"
0
0

PNC Financial Services Grp Inc.
COM
693475105
339
"6,225"
Sole
N/A
"6,225"
0
0

Pfizer Inc.
COM
717081103
615
"22,305"
Sole
N/A
"22,305"
0
0

Plum Creek Timber Co
COM
729251108
4,353
"119,912"
Sole
N/A
"119,912"
0
0

Priority Healthcare Corp
CL B
74264T102
2,886
"113,812"
Sole
N/A
"113,812"
0
0

Safeway, Inc
Com New
786514208
403
"17,850"
Sole
N/A
"17,850"
0
0

SBC Communications Inc
Com
78387G103
344
"14,487"
Sole
N/A
"14,487"
0
0

Schering Plough Corp
COM
806605101
1,421
"75,545"
Sole
N/A
"75,545"
0
0

SK Telecom Company
Sponsored ADR
78440P108
1,088
"53,350"
Sole
N/A
"53,350"
0
0

St Paul Travelers Inc.
Com
792860108
3,949
"99,908"
Sole
N/A
"99,908"
0
0

St Paul Travelers Inc.
Equity Unit
792860306
1,420
"20,550"
Sole
N/A
"20,550"
0
0

Stancorp Financial Group
COM
852891100
351
"4,589"
Sole
N/A
"4,589"
0
0

TCF Financial Corp
COM
872275102
243
"9,376"
Sole
N/A
"9,376"
0
0

Telefonos De Mexico SA
Spon ADR ORD L
879403780
584
"30,900"
Sole
N/A
"30,900"
0
0


Tenet Healthcare Corp.
Com
88033G100
164
"13,376"
Sole
N/A
"13,376"
0
0


Time Warner Inc.
COM
887317105
303
"18,119"
Sole
N/A
"18,119"
0
0

UNUMPROVIDENT CORP
COM
91529y106
2,047
"111,750"
SOLE
N/A
"111,750"
0
0

Waddell and Reed Finl Inc
CL A
930059100
642
"34,708"
Sole
N/A
"34,708"
0
0

Wal-Mart Stores Inc
COM
931142103
605
"12,545"
Sole
N/A
"12,545"
0
0

Washington Federal Inc.
COM
938824109
1,816
"77,216"
Sole
N/A
"77,216"
0
0

Washington Mutual Inc.
COM
939322103
1,326
"32,592"
Sole
N/A
"32,592"
0
0

Weight Watchers Intl Inc New
Com
948626106
413
"8,000"
Sole
N/A
"8,000"
0
0

WellPoint Inc.
Com
94973V107
1,595
"22,900"
Sole
N/A
"22,900"
0
0


Willbros Group Inc
COM
969199108
694
"48,475"
Sole
N/A
"48,475"
0
0

Wyeth
Com
983024100
1,319
"29,650"
Sole
N/A
"29,650"
0
0

XTO Energy Inc
Com
98385X106
320
"9,415"
Sole
N/A
"9,415"
0
0


Yum! Brands, Inc.
COM
988498101
685
"13,150"
Sole
N/A
"13,150"
0
0

Nokia Corp
Sponsored ADR
654902204
334
"20,075"
Sole
N/A
"20,075"
0
0